TAXATION - Tax rates (Details)		12 Months Ended
	Jan. 01, 2008	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
PRC
Income tax
Statutory tax rate (as a percentage)			25.00%	25.00%	25.00%
Withholding income tax rate for dividend paid to foreign tax resident investors (as a percentage)	10.00%
Reduced withholding tax rate for beneficial owner (as a percentage)	5.00%
PRC | Qianhai Juzi
Income tax
Statutory tax rate (as a percentage)		15.00%	15.00%	15.00%
PRC | Shenzen Lexin Software and Shenzhen Dinsheng Computer Technology
Income tax
Statutory tax rate (as a percentage)			12.50%
Income tax exemption (in years)			2 years
Income tax exemption period extension			3 years
PRC | Mengtian Technology
Income tax
Statutory tax rate (as a percentage)				12.50%	12.50%	12.50%
Hong Kong
Income tax
Statutory tax rate (as a percentage)			16.50%
Online direct sales and services income | PRC | Minimum
Value-added tax
Value added tax rate (as a percent)			16.00%
Online direct sales and services income | PRC | Maximum
Value-added tax
Value added tax rate (as a percent)			17.00%
Premium membership fees, third-party sellers' commission fees, and financial services income | PRC
Value-added tax
Value added tax rate (as a percent)			6.00%